Segment Reporting (Details) - Schedule of Total Revenues - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Revenues [Line Items]
Total revenues	€ 107,384	€ 26,430	€ 33,035
Europe [Member]
Schedule of Total Revenues [Line Items]
Total revenues	103,565	45,623	33,035
North America [Member]
Schedule of Total Revenues [Line Items]
Total revenues	4,971	731
Eliminations [Member]
Schedule of Total Revenues [Line Items]
Total revenues	€ (1,152)	€ (19,924)	€ 2,206